Commitments and Contingent Liabilities - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule Of Commitments And Contingencies [Line Items]
Outstanding contractual commitments relating to acquisition or construction of property, plant and equipment and other assets	¥ 40,539
Operating leases, rent expense	¥ 47,597	¥ 47,819	¥ 46,718